Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Acquisitions [Abstract]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities

The following table summarizes the fair values of the assets acquired and liabilities assumed:

Current assets (including cash acquired of $2,119)	$3,786
Goodwill	3,258
Customer relationships	4,359
Other long-term assets	2,280

Total assets acquired	$13,683

Current liabilities	$918
Deferred revenues	122
Deferred tax liabilities	828
Other long-term liabilities	202

Total liabilities acquired	$2,070

Net assets acquired	$11,613